CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Capital Stock Face Value	Adjustment to Capital Stock	Merger Premium	Legal and Other Reserves	Voluntary Reserve	Unappropriated Retained Earnings	Other Accumulated Comprehensive Income (Loss)	Non-controlling Interests	Total
Beginning balance at Dec. 31, 2015	$ 199,742	$ 10,849,883	$ 1,218,414	$ 826,514	$ 3,429,719	$ (2,356,929)	$ 324,880	$ 0	$ 14,492,223
Net income for the year						1,378,555		(13)	1,378,542
Other comprehensive (loss) income for the year						(24,665)	382,576		357,911
Total comprehensive income for the year, net						1,353,890	382,576	(13)	1,736,453
Contributions from non-controlling interests								12,420	12,420
Decrease in capital stock	(10,489)	(11,705)	22,194
Increase in legal reserve				154,065		(154,065)
Increase in voluntary reserve					2,927,218	(2,927,218)
Dividends in cash					(2,629,696)	64,629			(2,565,067)
Dividends in shares	1,324,769	1,116,187			(2,440,956)
Ending balance at Dec. 31, 2016	1,514,022	11,954,365	1,240,608	980,579	1,286,285	(4,019,693)	707,456	12,407	13,676,029
Loss absorption according to CNV GR n° 777/2018, subject to Annual General Meeting's approval	0	(512,221)	(1,240,608)	(980,579)	(1,286,285)	4,019,693	0	0	0
Modified balances	1,514,022	11,442,144	0	0	0	0	707,456	12,407	13,676,029
Net income for the year						5,291,355		(28,910)	5,262,445
Other comprehensive (loss) income for the year						(21,428)	(499,457)		(520,885)
Total comprehensive income for the year, net						5,269,927	(499,457)	(28,910)	4,741,560
Contributions from non-controlling interests						7,710		490,052	497,762
Share-based payments								5,155	5,155
Increase in legal reserve				162,480		(162,480)
Increase in voluntary reserve					3,074,975	(3,074,975)
Dividends in cash					(2,055,102)	166,131			(1,888,971)
Ending balance at Dec. 31, 2017	1,514,022	11,442,144	0	162,480	1,019,873	2,206,313	207,999	478,704	17,031,535
Net income for the year						17,519,598		(334,160)	17,185,438
Other comprehensive (loss) income for the year						14,386	(207,999)		(193,613)
Total comprehensive income for the year, net						17,533,984	(207,999)	(334,160)	16,991,825
Contributions from non-controlling interests								309,764	309,764
Share-based payments								13,369	13,369
Increase in legal reserve				220,913		(220,913)
Increase in voluntary reserve					3,386,408	(3,386,408)
Dividends in cash						(1,417,639)			(1,417,639)
Ending balance at Dec. 31, 2018	$ 1,514,022	$ 11,442,144	$ 0	$ 383,393	$ 4,406,281	$ 14,715,337	$ 0	$ 467,677	$ 32,928,854